CHICAGO MERCANTILE EXCHANGE HOLDINGS INC.

20 South Wacker Drive

Chicago, IL 60606

February 28, 2007

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Filing of Chicago Mercantile Exchange Holdings Inc. Annual Report on Form 10-K for the year ended December 31, 2006

Ladies and Gentlemen:

On behalf of Chicago Mercantile Exchange Holdings Inc., a Delaware corporation (the “Company”), transmitted herewith for filing is the Company’s Annual Report on Form 10-K for the year ended December 31, 2006.

If you have any questions or comments in connection with the foregoing, please contact me at (312) 930-3488. Facsimile transmissions may be sent to the undersigned at (312) 930-4556.

Very truly yours,

Kathleen M. Cronin
Managing Director, General Counsel and
Corporate Secretary